Discontinued Operations - Additional Information (Detail) (USD $)	12 Months Ended	9 Months Ended	3 Months Ended	0 Months Ended
	Dec. 31, 2013	Sep. 30, 2014	Oct. 31, 2013 Location	Jul. 22, 2013	Dec. 31, 2012	Jun. 30, 2010	Jun. 30, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Amount of special charge liability acquired as part of reverse acquisition	$ 78,235	475,570		$ 475,571
Long term debt	17,950,911	27,894,077			17,504,090
Outstanding debt under SNB credit facility	1,000,000
Guarantor's liability	2,919,000
Debt service coverage ratio	Debt Service Coverage Ratio of 1.05 to 1 and increasing to 1.1 to 1 by December 31, 2013; 1.15 to 1 by March 31, 2014; and 1.2 to 1 by June 30, 2014;
First Amendment to Loan Agreement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Debt instrument amount						15,000,000
Second Amended and Restated Loan Agreement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Debt instrument amount						30,000,000
Amended and Restated Promissory Note
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Outstanding principal and interest amount	9,994,932
Interest floor rate	6.00%
Debt instrument maturity date	Apr. 30, 2014
Debt service coverage ratio	1.25 to 1
Reverse Acquisition
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Amount of special charge liability acquired as part of reverse acquisition	475,570
Term Loan
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Long term debt							27,500,000
Debt instrument maturity date		Jun. 30, 2021
Revolving Loan
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Outstanding debt under SNB credit facility		2,500,000					2,500,000
Debt instrument maturity date		Jun. 30, 2016
Sleep diagnostic locations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of locations closed or sold			24
Sleep Therapy Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of locations closed or sold			5
Arvest Loan Participation
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Debt instrument amount				$ 6,000,000
Exchange of company`s common stock				1,333,333